ACCRUED SEVERANCE PAY, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Income (expenses) severance cost during the period	$ 55	$ (139)